CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
(Increase)/decrease in Accounts Receivable	(60)	50	(34)
(Increase)/decrease in Inventories	(30)	27	3
Decrease/(increase) in Other Current Assets	40	64	(15)
(Decrease)/increase in Accounts Payable and Other	(291)	146	243
Increase in Accrued Interest	7	—	10
(Increase)/Decrease in Operating Working Capital	(334)	287	207